Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2012
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000875610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2013
Prospectus Date	rr_ProspectusDate	Mar. 29, 2013
Delaware Focus Global Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Focus Global Growth Fund (the “Fund”)
Supplement [Text Block]	dggif_SupplementTextBlock

DELAWARE GROUP® GLOBAL AND INTERNATIONAL FUNDS

Delaware Focus Global Growth Fund

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus

dated March 29, 2013

On November 20, 2013, the Board of Trustees of Delaware Group Global & International Funds voted to approve changes related to the Fund’s investment policy in emerging markets securities. These changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the section entitled, “Fund summaries – Delaware Focus Global Growth Fund – What are the Fund’s principal investment strategies?”:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and non-U.S. companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest in equity securities of issuers located throughout the world, including the United States, and the Fund will invest at least 40% of its net assets in non-U.S. securities.

The Fund may invest in companies across all market capitalizations, although the Fund will primarily invest in mid- and large-cap equity securities. More than 25% of the Fund’s total assets may be invested in the securities of issuers located in the same country; however, the Fund will limit investments in emerging market securities to 30% of the Fund’s total assets. Although the Fund can invest in companies of any size and from any country, it will invest mainly in common stocks of companies in countries with developed economies.

Using a bottom-up approach, the Manager will seek to select securities believed to have large end-market potential, superior business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The Manager also considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give an insight into the outlook for a company, helping to identify companies poised for sustainable free cash flow growth. The Manager believes that sustainable free cash flow growth, if it occurs, should ultimately drive shareholder value and may result in price appreciation of a company’s stock. In addition to price appreciation, shareholder value derived from excess free cash flow may come in the form of dividends, share repurchases, or reinvestment of excess cash flow in a company. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Supplement Closing [Text Block]	dggif_SupplementClosingTextBlock

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated November 21, 2013.